Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 225,571	$ 163,383	$ 227
Allowance for doubtful accounts	(152,831)	(214)	(227)
Total accounts receivable, net	$ 72,740	$ 163,169